Financial expense, net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial income [Abstract]
Interest income on deposits	$ 15,099	$ 3,812
Interest income from loans and credits	2,046	994
Interest rates gains on derivatives: cash flow hedges	269	1,127
Total	17,414	5,934
Financial expense [Abstract]
Interest on loans and notes	(260,868)	(211,484)
Interest rates gains/(losses) on derivatives: cash flow hedges	17,785	(31,724)
Total	(243,083)	(243,208)
Other financial income / (expenses) [Abstract]
Other financial income	7,836	15,128
Other financial losses	(19,847)	(16,582)
Total	(12,011)	(1,456)
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	1,100	6,200
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 3,800	$ 6,800